Average Annual Total Returns - Income Stock Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 10 Years (or Life of Class)	R6 Shares Since Inception		Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Equity Income Funds Index (reflects no deduction for taxes) 1 Year	Lipper Equity Income Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Equity Income Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	0.33%	9.30%	9.97%	(0.26%)	7.33%	8.55%	0.47%	7.19%	8.02%	0.30%	9.34%	10.05%	0.43%		8.74%	[1]	2.80%	9.74%	10.50%	4.72%	10.46%	10.25%

[1]	Inception date of R6 Shares is December 1, 2016.